Regulatory Capital	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Regulatory Capital

Note 10—Regulatory Capital

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by bank regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Qualitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of tier 1 leverage, tier 1 risk-based and total risk-based capital. Under standard regulatory guidelines, a bank must have a total risk-based capital ratio of 8% or greater to be considered “adequately capitalized.”

The following table summarizes the Bank’s capital ratios to be considered adequately or well capitalized under standard regulatory guidelines:

			Minimum Required
	Actual		To be Adequately Capitalized		To be Well Capitalized
	Capital	Ratio	Capital	Ratio	Capital	Ratio
	(Dollars in thousands)
June 30, 2014
Tier 1 leverage (1)	$206,272	9.75%	$84,658	4.00%	$105,823	5.00%
Tier 1 risk-based capital (2)	206,272	16.12	51,194	4.00	76,792	6.00
Total risk-based capital (3)	222,747	17.40	102,389	8.00	127,986	10.00
December 31, 2013
Tier 1 leverage (1)	$201,995	9.60%	$84,170	4.00%	$105,212	5.00%
Tier 1 risk-based capital (2)	201,995	15.77	51,226	4.00	76,839	6.00
Total risk-based capital (3)	218,668	17.07	102,452	8.00	128,065	10.00

(1)	Tier 1 capital divided by adjusted total assets.
(2)	Tier 1 capital divided by total risk-weighted assets.
(3)	Total risk-based capital divided by total risk-weighted assets.

The following table presents the components of the Bank’s regulatory capital:

	June 30, 2014	December 31, 2013
	(In thousands)
Stockholders’ equity of the Bank	$205,922	$196,469
Less: Disallowed servicing assets	(1,500)	(1,096)
Accumulated other comprehensive loss	1,850	6,622

Tier 1 capital	206,272	201,995
Plus: Allowable allowance for loan losses	16,475	16,673

Total risk-based capital	$222,747	$218,668

The Bank may not declare or pay a cash dividend if such declaration and payment would violate regulatory requirements.

Note 13—Regulatory Capital

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by bank regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Qualitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of tier 1 leverage, tier 1 risk-based and total risk-based capital. Under standard regulatory guidelines, a bank must have a total risk-based capital ratio of 8% or greater to be considered “adequately capitalized.” The Bank is required pursuant to the previously issued C&D Orders to maintain a total risk-based capital ratio of 12%, which exceeds traditional capital requirements for a bank. The Bank was in compliance with these requirements at December 31, 2013.

The following table summarizes the Bank’s capital ratios and the ratios required by its federal regulators to be considered adequately or well capitalized under standard regulatory guidelines and as required by the C&D Orders at December 31, 2013 and March 31, 2013:

			Minimum Required
			To be Adequately		To be Well		Under Order to
	Actual		Capitalized		Capitalized		Cease and Desist
	Capital	Ratio	Capital	Ratio	Capital	Ratio	Capital	Ratio
	(Dollars in thousands)
December 31, 2013
Tier 1 leverage (1)	$201,995	9.60%	$84,170	4.00%	$105,212	5.00%	$168,340	8.00%
Tier 1 risk-based capital (2)	201,995	15.77	51,226	4.00	76,839	6.00	N/A	N/A
Total risk-based capital (3)	218,668	17.07	102,452	8.00	128,065	10.00	153,678	12.00
March 31, 2013
Tier 1 leverage (1)	$107,272	4.53%	$94,775	4.00%	$118,469	5.00%	$189,551	8.00%
Tier 1 risk-based capital (2)	107,272	7.71	55,655	4.00	83,483	6.00	N/A	N/A
Total risk-based capital (3)	125,459	9.02	111,311	8.00	139,139	10.00	166,966	12.00

(1)	Tier 1 capital divided by adjusted total assets.
(2)	Tier 1 capital divided by total risk-weighted assets.
(3)	Total risk-based capital divided by total risk-weighted assets.

The following table presents the components of the Bank’s regulatory capital at December 31, 2013 and March 31, 2013:

	December 31, 2013	March 31, 2013
	(In thousands)
Stockholders’ equity of the Bank	$196,469	$112,796
Less: Disallowed servicing assets	(1,096)	(1,945)
Accumulated other comprehensive income (loss)	6,622	(3,579)

Tier 1 capital	201,995	107,272
Plus: Allowable allowance for loan losses	16,673	18,187

Total risk-based capital	$218,668	$125,459

The Bank may not declare or pay a cash dividend if such declaration and payment would violate regulatory requirements. As part of the C&D Orders, the Corporation must receive the permission of the Federal Reserve prior to declaring, making or paying any dividends or other capital distributions on its capital stock as further described in Note 2.